Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Add’l Paid-In Capital	Employee Benefit Trusts	Treasury Stock	Retained Earnings	Accum. Other Comp. Inc./ (Loss)	Share - holders’ Equity	Non-controlling Interests
Beginning balance at Dec. 31, 2009	$ 90,446	$ 61	$ 443	$ 70,497	$ (333)	$ (21,632)	$ 40,426	$ 552	$ 90,014	$ 432
Beginning balance (in shares) at Dec. 31, 2009		1,511	8,869,000,000		(19,000,000)	(799,000,000)
Comprehensive income:
Net income	8,288						8,257		8,257	31
Other comprehensive loss, net of tax	(3,987)							(3,992)	(3,992)	5
Cash dividends declared:
Common stock	(5,964)						(5,964)		(5,964)
Preferred stock	(3)						(3)		(3)
Noncontrolling interests	(17)									(17)
Share-based payment transactions	141		0	209	14	(82)			141
Share-based payment transactions (in shares)			2,000,000		1,000,000	(5,000,000)
Purchases of common stock	(1,000)					(1,000)			(1,000)
Purchases of common stock (in shares)	(61,000,000)					(61,000,000)
Employee benefit trust transactions—net	273			(19)	292				273
Employee benefit trust transactions-net (in shares)					16,000,000
Preferred stock conversions and redemptions	(8)	(9)		(1)		2			(8)
Preferred stock conversions and redemptions (in shares)		(232)
Other	96		1	74	20	0	0		95	1
Other (in shares)			5,000,000		2,000,000	1,000,000
Ending balance at Dec. 31, 2010	88,265	52	444	70,760	(7)	(22,712)	42,716	(3,440)	87,813	452
Ending balance (in shares) at Dec. 31, 2010		1,279	8,876,000,000			(864,000,000)
Comprehensive income:
Net income	10,049						10,009		10,009	40
Other comprehensive loss, net of tax	(734)							(689)	(689)	(45)
Cash dividends declared:
Common stock	(6,512)						(6,512)		(6,512)
Preferred stock	(3)						(3)		(3)
Noncontrolling interests	(19)									(19)
Share-based payment transactions	505		1	594		(90)			505
Share-based payment transactions (in shares)			23,000,000			(5,000,000)
Purchases of common stock	(9,000)					(9,000)			(9,000)
Purchases of common stock (in shares)	(459,000,000)					(459,000,000)
Preferred stock conversions and redemptions	(8)	(7)		(2)		1			(8)
Preferred stock conversions and redemptions (in shares)		(167)
Other	78		0	71	4	0	0		75	3
Other (in shares)			3,000,000			1,000,000
Ending balance at Dec. 31, 2011	82,621	45	445	71,423	(3)	(31,801)	46,210	(4,129)	82,190	431
Ending balance (in shares) at Dec. 31, 2011		1,112	8,902,000,000			(1,327,000,000)
Comprehensive income:
Net income	14,598						14,570		14,570	28
Other comprehensive loss, net of tax	(1,831)							(1,824)	(1,824)	(7)
Cash dividends declared:
Common stock	(6,537)						(6,537)		(6,537)
Preferred stock	(3)						(3)		(3)
Noncontrolling interests	(9)									(9)
Share-based payment transactions	1,056		3	1,150		(97)			1,056
Share-based payment transactions (in shares)			52,000,000			(4,000,000)
Purchases of common stock	(8,228)					(8,228)			(8,228)
Purchases of common stock (in shares)	(349,000,000)					(349,000,000)
Preferred stock conversions and redemptions	(8)	(6)		(3)		1			(8)
Preferred stock conversions and redemptions (in shares)		(145)
Other	19		0	38	2	4	0		44	(25)
Other (in shares)			2,000,000			0
Ending balance at Dec. 31, 2012	$ 81,678	$ 39	$ 448	$ 72,608	$ (1)	$ (40,121)	$ 54,240	$ (5,953)	$ 81,260	$ 418
Ending balance (in shares) at Dec. 31, 2012		967	8,956,000,000			(1,680,000,000)